Expense Example {- Franklin Small-Mid Cap Growth VIP Fund} - FTVIP Class 1-62 - Franklin Small-Mid Cap Growth VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 87
3 years	273
5 years	476
10 years	$ 1,060